Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables from provisionally priced sales	$ 50,459	$ 16,881
Other receivables	8,701	4,403
Total	60,012	27,047
Due from related parties (Note 22)	$ 852	$ 5,763